Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Key Management Compensation
Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2022	2021	2020
Salaries, Director Fees and Other Short-Term Benefits	40	69	21
Post-Employment Benefits	4	4	3
Stock-Based Compensation	140	72	15
Other Incentive Benefits	—	4	1
Termination Benefits	3	3	6
	187	152	46